LEASES	6 Months Ended
Jun. 30, 2026
Leases
LEASES

21.	LEASES

The Group’s operating leases are principally for office space and facilities. As of December 31, 2025 and June 30, 2026, The Group’s operating leases had a weighted average discount rate of 4.75% and 4.75% and a weighted-average remaining term of 0.9 years and 1.4 years for the six months ended June 30, 2025 and 2026, respectively. The components of lease expense were as follow:

	Six Months ended June 30,
	2025	2026
	RMB	RMB
	(unaudited)	(unaudited)
Lease cost
Operating lease expense	868	863
Short-term lease expense (i)	71	186
Total lease cost	939	1,049

(i)	Includes leases with a term of one year or less.

Supplemental cash flow information for leases was as follows:

	Six Months ended June 30,
	2025	2026
	RMB	RMB
	(unaudited)	(unaudited)
Operating cash flows relating to operating leases	790	830

As of June 30, 2026, the aggregate future minimum rental payments under non-cancelable agreement were as follows:

Years ending December 31,	RMB
Remaining in fiscal year 2026	358
2027	225
2028	131
Total future minimum rental payment	714
Less amount representing imputed interest	(24)
Present value of future minimum rental payments	690
Less current portion, recorded in other current liabilities	453
Long-term lease liabilities, recorded in other long-term liabilities	237